UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about the Global Macro Capital Opportunities Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging and Frontier Countries Equity Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Capital Opportunities Portfolio	$126	1.12%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Equal Country Weighted Index (the Index):

↑ An overweight exposure to Greek equities — which benefited from business-friendly labor and judicial reforms — contributed to Index-relative performance

↑ An overweight exposure to South Korean equities contributed to Index-relative returns amid strong political movement toward market reforms. However, after parliamentary elections raised concerns about the support for such reform measures, the Fund sold its position in South Korean stocks

↑ An out-of-Index exposure to Vietnamese equities ― which benefited from Vietnam’s growing standing as an option to Chinese manufacturing ― aided returns

↓ An underweight exposure to Chinese equities hurt relative returns. Although Chinese stocks performed poorly during much of the period, they rallied sharply in September 2024 after the government announced new economic stimulus measures

↓ An underweight exposure to Peruvian stocks, which were sold by period-end, hurt returns as the country’s economic growth and stock prices recovered in 2024

↓ An underweight exposure to South African equities hurt returns as markets rallied after presidential election results were viewed as positive for investors

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Macro Capital Opportunities Portfolio	MSCI Emerging Markets Index	Blended Index	MSCI Emerging Markets Equal Country Weighted Index	MSCI Frontier Markets Index
10/14	$10,000	$10,000	$10,000	$10,000	$10,000
11/14	$9,770	$9,894	$9,732	$9,922	$9,542
12/14	$9,471	$9,438	$9,204	$9,245	$9,158
1/15	$9,421	$9,495	$8,915	$9,041	$8,785
2/15	$9,611	$9,789	$9,206	$9,365	$9,042
3/15	$9,391	$9,650	$9,007	$9,136	$8,873
4/15	$9,972	$10,392	$9,449	$9,689	$9,206
5/15	$9,712	$9,976	$9,088	$9,296	$8,878
6/15	$9,541	$9,717	$9,008	$9,140	$8,869
7/15	$9,181	$9,043	$8,692	$8,766	$8,610
8/15	$8,340	$8,225	$8,036	$7,947	$8,116
9/15	$8,080	$7,978	$7,801	$7,663	$7,932
10/15	$8,600	$8,547	$8,124	$8,016	$8,222
11/15	$8,320	$8,213	$7,691	$7,517	$7,858
12/15	$8,217	$8,030	$7,643	$7,445	$7,834
1/16	$7,715	$7,509	$7,183	$7,059	$7,298
2/16	$7,664	$7,497	$7,351	$7,141	$7,553
3/16	$8,186	$8,489	$7,952	$8,114	$7,760
4/16	$8,197	$8,535	$8,172	$8,316	$7,998
5/16	$8,217	$8,217	$8,024	$7,931	$8,078
6/16	$8,484	$8,545	$7,986	$8,131	$7,797
7/16	$8,770	$8,975	$8,232	$8,531	$7,893
8/16	$8,945	$9,198	$8,216	$8,595	$7,804
9/16	$9,139	$9,317	$8,306	$8,564	$8,004
10/16	$9,088	$9,339	$8,351	$8,691	$7,972
11/16	$8,873	$8,909	$7,986	$8,086	$7,830
12/16	$8,925	$8,929	$8,218	$8,334	$8,043
1/17	$9,296	$9,417	$8,636	$8,628	$8,579
2/17	$9,482	$9,705	$8,713	$8,814	$8,547
3/17	$9,781	$9,950	$8,901	$8,975	$8,758
4/17	$9,987	$10,168	$9,072	$9,216	$8,860
5/17	$10,348	$10,469	$9,401	$9,492	$9,239
6/17	$10,451	$10,574	$9,439	$9,509	$9,295
7/17	$10,750	$11,205	$9,750	$9,937	$9,491
8/17	$10,863	$11,455	$10,029	$10,137	$9,841
9/17	$10,915	$11,409	$10,053	$9,979	$10,042
10/17	$11,317	$11,809	$10,162	$10,074	$10,165
11/17	$11,389	$11,833	$10,173	$9,977	$10,283
12/17	$11,729	$12,257	$10,617	$10,536	$10,605
1/18	$12,502	$13,279	$11,296	$11,281	$11,213
2/18	$11,997	$12,667	$10,986	$10,831	$11,046
3/18	$12,172	$12,431	$10,976	$10,713	$11,146
4/18	$11,925	$12,376	$10,831	$10,766	$10,795
5/18	$11,481	$11,938	$9,944	$9,996	$9,800
6/18	$11,080	$11,442	$9,644	$9,747	$9,453
7/18	$11,255	$11,693	$10,005	$10,118	$9,799
8/18	$10,925	$11,377	$9,568	$9,781	$9,271
9/18	$10,791	$11,316	$9,560	$9,770	$9,266
10/18	$10,039	$10,331	$9,116	$9,207	$8,938
11/18	$10,307	$10,757	$9,307	$9,393	$9,132
12/18	$10,019	$10,472	$9,087	$9,223	$8,865
1/19	$10,645	$11,389	$9,697	$10,023	$9,286
2/19	$10,698	$11,414	$9,703	$9,955	$9,361
3/19	$10,772	$11,510	$9,733	$9,897	$9,474
4/19	$10,815	$11,752	$9,826	$10,070	$9,490
5/19	$10,433	$10,900	$9,724	$9,642	$9,695
6/19	$11,016	$11,580	$10,086	$10,139	$9,918
7/19	$10,878	$11,438	$10,182	$10,078	$10,167
8/19	$10,401	$10,881	$9,755	$9,393	$10,005
9/19	$10,486	$11,088	$9,747	$9,561	$9,810
10/19	$10,772	$11,556	$9,921	$9,826	$9,889
11/19	$10,793	$11,540	$9,962	$9,771	$10,024
12/19	$11,280	$12,401	$10,486	$10,375	$10,460
1/20	$10,890	$11,823	$10,272	$9,959	$10,454
2/20	$10,403	$11,199	$9,486	$9,019	$9,839
3/20	$8,270	$9,474	$7,361	$6,959	$7,678
4/20	$8,909	$10,342	$7,981	$7,662	$8,195
5/20	$9,180	$10,421	$8,313	$7,861	$8,665
6/20	$9,537	$11,187	$8,549	$8,176	$8,810
7/20	$9,894	$12,187	$8,740	$8,598	$8,749
8/20	$10,381	$12,457	$9,134	$8,664	$9,470
9/20	$10,370	$12,257	$8,990	$8,327	$9,541
10/20	$10,457	$12,509	$8,966	$8,195	$9,641
11/20	$11,648	$13,666	$9,813	$9,408	$10,035
12/20	$12,798	$14,671	$10,478	$10,146	$10,609
1/21	$12,928	$15,121	$10,445	$10,043	$10,649
2/21	$13,155	$15,236	$10,519	$10,172	$10,663
3/21	$13,101	$15,006	$10,524	$10,153	$10,694
4/21	$13,480	$15,380	$10,974	$10,325	$11,426
5/21	$13,990	$15,737	$11,418	$10,746	$11,884
6/21	$14,141	$15,764	$11,485	$10,586	$12,202
7/21	$13,924	$14,703	$11,382	$10,429	$12,163
8/21	$14,195	$15,088	$11,874	$11,072	$12,466
9/21	$13,816	$14,488	$11,740	$10,691	$12,613
10/21	$14,174	$14,631	$12,133	$10,977	$13,120
11/21	$14,087	$14,035	$11,566	$10,457	$12,515
12/21	$14,515	$14,298	$11,826	$10,771	$12,702
1/22	$14,359	$14,027	$11,768	$11,045	$12,254
2/22	$13,858	$13,608	$11,434	$10,905	$11,715
3/22	$13,613	$13,301	$11,593	$11,223	$11,698
4/22	$13,146	$12,561	$11,097	$10,568	$11,381
5/22	$13,357	$12,616	$10,755	$10,590	$10,656
6/22	$12,322	$11,778	$9,860	$9,392	$10,087
7/22	$12,344	$11,749	$10,040	$9,618	$10,213
8/22	$12,667	$11,798	$10,146	$9,646	$10,397
9/22	$11,565	$10,415	$9,241	$8,820	$9,435
10/22	$11,777	$10,091	$9,298	$9,308	$9,028
11/22	$12,667	$11,588	$9,982	$10,195	$9,496
12/22	$12,391	$11,425	$9,855	$10,085	$9,356
1/23	$13,521	$12,328	$10,347	$10,639	$9,778
2/23	$13,285	$11,528	$10,067	$10,326	$9,535
3/23	$13,368	$11,877	$10,140	$10,356	$9,646
4/23	$13,591	$11,743	$10,287	$10,605	$9,695
5/23	$13,568	$11,546	$10,119	$10,327	$9,633
6/23	$14,403	$11,984	$10,469	$10,805	$9,851
7/23	$15,368	$12,730	$11,178	$11,517	$10,537
8/23	$14,886	$11,946	$10,870	$10,988	$10,442
9/23	$14,392	$11,633	$10,520	$10,696	$10,046
10/23	$13,674	$11,181	$10,045	$10,350	$9,463
11/23	$14,921	$12,076	$10,825	$11,222	$10,136
12/23	$15,584	$12,548	$11,254	$11,770	$10,444
1/24	$15,500	$11,966	$11,266	$11,678	$10,549
2/24	$16,280	$12,535	$11,373	$11,894	$10,555
3/24	$16,640	$12,845	$11,606	$11,885	$10,993
4/24	$16,640	$12,903	$11,394	$11,807	$10,665
5/24	$16,688	$12,976	$11,654	$11,901	$11,066
6/24	$17,216	$13,488	$11,686	$11,969	$11,064
7/24	$17,492	$13,528	$11,946	$12,280	$11,270
8/24	$17,720	$13,746	$12,201	$12,559	$11,494
9/24	$17,744	$14,664	$12,420	$12,935	$11,562
10/24	$16,989	$14,012	$12,111	$12,364	$11,497

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Global Macro Capital Opportunities Portfolio	24.31%	9.53%	5.44%
MSCI Emerging Markets Index (net of foreign withholding taxes)Footnote Reference1	25.32%	3.93%	3.43%
MSCI Emerging Markets Equal Country Weighted Index (net of foreign withholding taxes)	19.46%	4.70%	2.14%
MSCI Frontier Markets Index (net of foreign withholding taxes)	21.49%	3.06%	1.40%
Blended IndexFootnote Reference2	20.57%	4.06%	1.93%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,145,240,550
# of Portfolio Holdings	541
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$8,033,863

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Greece 13.3%
India 13.2%
United Arab Emirates 7.4%
Poland 7.2%
Vietnam 6.8%
United States 6.3%
Taiwan 5.9%
South Africa 5.7%
Malaysia 5.6%
Argentina 4.9%
Other 23.7%

Value	Value
Other	23.7%
Argentina	4.9%
Malaysia	5.6%
South Africa	5.7%
Taiwan	5.9%
United States	6.3%
Vietnam	6.8%
Poland	7.2%
United Arab Emirates	7.4%
India	13.2%
Greece	13.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Bank of Cyprus Holdings PLC	2.8%
National Bank of Greece SA	1.9%
Eurobank Ergasias Services & Holdings SA, Class A	1.6%
Georgia Capital PLC	1.3%
Nova Ljubljanska Banka DD GDR	1.3%
Bank of Georgia Group PLC	1.3%
TBC Bank Group PLC	1.2%
Piraeus Financial Holdings SA	1.2%
Grupo Financiero Galicia SA	1.2%
Total	16.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Emerging and Frontier Countries Equity Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

GMCO Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/23	10/31/24
Audit Fees	$50,600	$65,007
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$50,600	$65,007

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/23	10/31/24
Registrant	$0	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments

Common Stocks — 91.3%
Security	Shares	Value
Argentina — 4.9%
Banco BBVA Argentina SA ADR(1)	170,045	$ 2,341,520
Banco Macro SA ADR(1)	91,145	7,130,273
Bioceres Crop Solutions Corp.(1)	63,800	428,736
Central Puerto SA ADR	244,042	2,767,436
Corp. America Airports SA(1)	75,563	1,427,385
Cresud SACIF y A ADR	90,650	860,269
Despegar.com Corp.(1)	162,210	2,342,312
Empresa Distribuidora Y Comercializadora Norte ADR(1)	31,668	921,539
Grupo Financiero Galicia SA ADR(1)	251,808	13,275,318
Grupo Supervielle SA ADR(1)	115,618	1,052,124
IRSA Inversiones y Representaciones SA ADR(1)	68,033	884,429
Loma Negra Cia Industrial Argentina SA ADR(1)	120,760	1,106,162
Pampa Energia SA ADR(1)	88,066	5,894,257
Telecom Argentina SA ADR(1)	167,967	1,558,734
Transportadora de Gas del Sur SA, Class B ADR(1)	130,445	2,921,968
YPF SA ADR(1)	444,269	10,889,033
		$ 55,801,495
Belgium — 0.3%
Cenergy Holdings SA	408,618	$ 3,883,170
		$ 3,883,170
Brazil — 0.4%
Adecoagro SA	172,381	$ 1,982,381
Arcos Dorados Holdings, Inc., Class A	308,622	2,718,960
		$ 4,701,341
Bulgaria — 0.1%
Eurohold Bulgaria AD(1)	944,905	$ 751,720
		$ 751,720
China — 0.0%(2)
Ganfeng Lithium Group Co. Ltd., Class H(3)	2,800	$ 7,681
		$ 7,681
Cyprus — 2.8%
Bank of Cyprus Holdings PLC	7,015,593	$ 32,280,020
		$ 32,280,020
Egypt — 1.9%
Abou Kir Fertilizers & Chemical Industries	699,000	$ 813,941
Commercial International Bank - Egypt (CIB)	6,186,000	10,109,908
Security	Shares	Value
Egypt (continued)
Eastern Co. SAE	4,060,000	$ 2,264,311
EFG Holding SAE(1)	2,817,000	1,274,208
E-Finance for Digital & Financial Investments	1,584,000	695,320
Ezz Steel Co. SAE(1)	659,000	1,494,362
Fawry for Banking & Payment Technology Services SAE(1)	4,084,000	659,113
Talaat Moustafa Group	2,496,000	3,014,067
Telecom Egypt Co.	1,426,000	978,176
		$ 21,303,406
Georgia — 3.8%
Bank of Georgia Group PLC	268,497	$ 14,436,478
Georgia Capital PLC(1)	1,154,780	15,103,799
TBC Bank Group PLC	391,586	13,886,334
		$ 43,426,611
Greece — 13.2%
Aegean Airlines SA	118,953	$ 1,294,996
Alpha Services and Holdings SA	7,639,438	11,507,508
Athens International Airport SA	94,031	806,642
Athens Water Supply & Sewage Co. SA	106,068	669,161
Autohellas Tourist & Trading SA	49,238	608,226
Avax SA	281,000	427,858
Ellaktor SA	333,572	645,170
Eurobank Ergasias Services and Holdings SA, Class A	9,023,834	18,672,298
GEK TERNA SA	275,481	5,199,288
Hellenic Exchanges - Athens Stock Exchange SA	87,000	400,595
Hellenic Telecommunications Organization SA	621,243	10,265,472
Helleniq Energy Holdings SA	288,405	2,168,935
Holding Co. ADMIE IPTO SA	348,857	901,399
Ideal Holdings SA	85,500	565,832
JUMBO SA	364,095	9,717,562
LAMDA Development SA(1)	322,825	2,593,012
Metlen Energy & Metals SA	366,310	12,869,006
Motor Oil (Hellas) Corinth Refineries SA	207,214	4,425,172
National Bank of Greece SA	2,689,960	21,075,091
Noval Property Real Estate Investment Co.	413,837	1,126,026
OPAP SA	630,952	10,779,889
Optima bank SA	403,252	5,656,218
Piraeus Financial Holdings SA	3,644,979	13,733,668
Public Power Corp. SA	664,797	8,740,415
Sarantis SA	94,905	1,135,804
Terna Energy SA	191,539	4,128,103
Trade Estates Real Estate Investment SA	456,600	805,148
		$ 150,918,494

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
India — 13.2%
Adani Energy Solutions Ltd.(1)	44,159	$ 510,502
Adani Green Energy Ltd.(1)	14,178	268,527
Aether Industries Ltd.(1)	48,710	493,350
Affle India Ltd.(1)	117,452	2,138,979
Ambuja Cements Ltd.	112,000	772,121
Apollo Hospitals Enterprise Ltd.	18,119	1,509,479
Archean Chemical Industries Ltd.	66,325	508,017
Arvind Fashions Ltd.	83,788	562,979
Arvind Ltd.	115,036	505,686
Asian Paints Ltd.	17,811	620,322
Aster DM Healthcare Ltd.(3)	125,758	663,180
Avenue Supermarts Ltd.(1)(3)	10,455	487,960
Axis Bank Ltd.	191,077	2,624,853
Bajaj Finance Ltd.	17,926	1,464,207
Balrampur Chini Mills Ltd.	101,709	757,634
Bharti Airtel Ltd.	268,305	5,135,485
Bikaji Foods International Ltd.	60,505	610,740
Birla Corp. Ltd.	27,265	377,981
Brightcom Group Ltd.(1)	2,938,392	282,705
Brookfield India Real Estate Trust(3)	165,890	577,280
Cipla Ltd.	24,973	459,421
CMS Info Systems Ltd.	89,302	568,855
Craftsman Automation Ltd.	7,965	481,345
CreditAccess Grameen Ltd.	32,780	381,481
Cyient Ltd.	23,589	512,871
Divi's Laboratories Ltd.	6,252	436,955
Doms Industries Ltd.	21,904	722,377
Dr. Reddy's Laboratories Ltd.	11,630	175,913
Easy Trip Planners Ltd.	1,018,984	398,730
Eicher Motors Ltd.	16,790	974,452
Embassy Office Parks REIT	123,460	579,765
EPL Ltd.	218,889	702,691
Equitas Small Finance Bank Ltd.(3)	443,906	367,739
Eris Lifesciences Ltd.(1)(3)	42,277	663,599
Five-Star Business Finance Ltd.(1)	54,990	464,012
Fortis Healthcare Ltd.	91,140	676,629
FSN E-Commerce Ventures Ltd.(1)	1,881,157	4,046,463
Fusion Finance Ltd.(1)	96,501	248,289
GAIL (India) Ltd.	88,026	208,575
Gateway Distriparks Ltd.	428,741	447,735
Glenmark Life Sciences Ltd.(1)	52,386	657,866
Go Fashion India Ltd.(1)	42,124	566,651
Godrej Consumer Products Ltd.	54,300	827,359
Godrej Properties Ltd.(1)	23,800	810,053
Gokaldas Exports Ltd.(1)	47,025	500,833
Granules India Ltd.	87,464	591,207
Security	Shares	Value
India (continued)
Grasim Industries Ltd.	13,486	$ 431,898
Grasim Industries Ltd. (partly-paid shares)	537	11,246
Gravita India Ltd.	29,563	739,573
Happiest Minds Technologies Ltd.	162,472	1,472,227
Havells India Ltd.	9,907	192,803
HCL Technologies Ltd.	14,542	304,286
HDFC Bank Ltd.	169,319	3,480,303
HealthCare Global Enterprises Ltd.(1)	117,486	627,002
HG Infra Engineering Ltd.(4)	24,815	399,101
Hindalco Industries Ltd.	214,409	1,739,801
Hindustan Unilever Ltd.	12,230	367,191
Home First Finance Co. India Ltd.(3)	42,736	598,210
ICICI Bank Ltd.	362,274	5,557,120
IndiaMart InterMesh Ltd.(3)	65,121	1,931,388
Indian Railway Catering & Tourism Corp. Ltd.	386,186	3,761,506
Info Edge India Ltd.	67,933	5,993,995
Infosys Ltd.	261,201	5,449,866
Inox Wind Ltd.(1)	311,408	822,611
Intellect Design Arena Ltd.	174,959	1,526,927
ITC Ltd.	43,445	252,063
Jindal Steel & Power Ltd.	13,591	148,329
Jio Financial Services Ltd.(1)	73,861	282,505
JSW Energy Ltd.	100,600	810,965
JSW Steel Ltd.	36,383	415,405
Jubilant Foodworks Ltd.	433,143	2,959,232
Jupiter Life Line Hospitals Ltd.	33,546	534,259
Kalyan Jewellers India Ltd.	91,600	714,494
Karur Vysya Bank Ltd.	217,817	584,297
Kotak Mahindra Bank Ltd.	66,504	1,365,341
Larsen & Toubro Ltd.	76,893	3,303,069
LTIMindtree Ltd.(3)	3,328	225,202
Macrotech Developers Ltd.(3)	48,100	687,658
Mahindra & Mahindra Ltd.	110,746	3,576,257
Mankind Pharma Ltd.(1)	34,600	1,094,915
Maruti Suzuki India Ltd.	13,857	1,818,762
Max Financial Services Ltd.(1)	44,881	683,847
Medplus Health Services Ltd.(1)	63,721	505,023
Mphasis Ltd.	3,178	108,325
Nazara Technologies Ltd.(1)	82,001	917,792
Nestle India Ltd.	5,403	145,303
NTPC Ltd.	365,456	1,767,558
Oil & Natural Gas Corp. Ltd.	352,901	1,112,953
PCBL Ltd.	172,170	837,358
Petronet LNG Ltd.	28,740	113,411
PI Industries Ltd.	22,263	1,184,256
Piramal Pharma Ltd.	277,096	881,996

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
Poly Medicure Ltd.	22,364	$ 763,368
Power Grid Corp. of India Ltd.	81,117	308,567
Praj Industries Ltd.	64,334	564,087
Rategain Travel Technologies Ltd.(1)	58,513	521,778
Ratnamani Metals & Tubes Ltd.	12,101	528,555
Raymond Lifestyle Ltd.(1)	7,680	201,900
Raymond Ltd.	14,705	285,492
Reliance Industries Ltd.	761,494	12,040,724
Rossari Biotech Ltd.	53,459	512,770
Route Mobile Ltd.	62,087	1,120,922
RR Kabel Ltd.	24,661	439,899
Safari Industries India Ltd.	21,445	561,533
Sansera Engineering Ltd.(3)	34,005	613,465
Sapphire Foods India Ltd.(1)	140,155	534,234
Shriram Finance Ltd.	25,100	931,893
SIS Ltd.(1)	96,654	460,931
Sonata Software Ltd.	74,137	537,865
Spandana Sphoorty Financial Ltd.(1)	62,343	302,917
SRF Ltd.	5,781	153,710
State Bank of India	149,692	1,456,692
Sun Pharmaceutical Industries Ltd.	15,899	348,908
Sunteck Realty Ltd.	78,580	514,321
Suprajit Engineering Ltd.	82,009	499,821
Tanla Platforms Ltd.	160,048	1,425,499
Tata Consultancy Services Ltd.	5,859	275,590
Tata Consumer Products Ltd.	205,547	2,445,435
Tata Elxsi Ltd.	1,296	107,978
Tata Motors Ltd.	101,464	1,003,585
Tata Steel Ltd.	424,533	746,126
Tech Mahindra Ltd.	14,567	277,269
Tega Industries Ltd.	27,265	620,677
Titagarh Rail System Ltd.	24,049	347,961
Titan Co. Ltd.	33,836	1,310,630
Trent Ltd.	6,864	580,028
Tube Investments of India Ltd.	4,113	218,667
TVS Motor Co. Ltd.	31,600	935,354
Ujjivan Small Finance Bank Ltd.(3)	996,576	450,116
UltraTech Cement Ltd.	10,309	1,353,735
UPL Ltd.	18,027	118,506
Varun Beverages Ltd.	60,647	431,126
Welspun Corp. Ltd.	78,886	679,140
Wipro Ltd.	48,521	315,843
Zomato Ltd.(1)	4,204,319	12,062,220
		$ 150,691,319
Security	Shares	Value
Luxembourg — 0.2%
Reinet Investments SCA	52,100	$ 1,453,351
Zabka Group SA(1)	247,384	1,325,685
		$ 2,779,036
Malaysia — 5.6%
AMMB Holdings Bhd.	1,462,500	$ 1,697,868
Axiata Group Bhd.	1,083,700	557,271
CelcomDigi Bhd.	2,042,800	1,584,305
CIMB Group Holdings Bhd.	4,162,800	7,548,523
Gamuda Bhd.	1,156,328	2,244,857
Genting Bhd.	1,202,900	1,080,628
Genting Malaysia Bhd.	1,178,700	601,487
Hong Leong Bank Bhd.	389,100	1,815,273
IHH Healthcare Bhd.	1,337,500	2,213,480
Inari Amertron Bhd.	1,599,700	1,037,042
IOI Corp. Bhd.	1,505,400	1,293,090
Kuala Lumpur Kepong Bhd.	301,700	1,469,971
Malayan Banking Bhd.	3,244,200	7,769,251
Malaysia Airports Holdings Bhd.	515,400	1,192,311
Maxis Bhd.	1,416,900	1,166,659
MISC Bhd.	800,200	1,368,774
Mr. DIY Group M Bhd.(3)	1,315,100	655,381
Nestle Malaysia Bhd.	27,600	628,828
Petronas Chemicals Group Bhd.	1,650,800	2,033,211
Petronas Dagangan Bhd.	116,300	475,736
Petronas Gas Bhd.	477,700	1,882,295
PPB Group Bhd.	383,200	1,217,950
Press Metal Aluminium Holdings Bhd.	2,219,100	2,388,330
Public Bank Bhd.	8,471,800	8,525,022
QL Resources Bhd.	645,750	706,061
RHB Bank Bhd.	912,800	1,334,246
SD Guthrie Bhd.	1,216,800	1,276,052
Sime Darby Bhd.	1,094,200	577,041
Telekom Malaysia Bhd.	667,600	988,365
Tenaga Nasional Bhd.	1,513,100	4,840,616
YTL Corp. Bhd.	1,861,700	832,238
YTL Power International Bhd.	1,327,600	924,745
		$ 63,926,907
Pakistan — 2.7%
Bank Al Habib Ltd.	4,375,600	$ 1,698,389
Bank Alfalah Ltd.	4,240,000	1,023,800
Engro Corp. Ltd.	1,749,200	1,875,316
Engro Fertilizers Ltd.	3,559,500	2,484,461
Fauji Fertilizer Co. Ltd.	3,098,200	3,169,386
Habib Bank Ltd.	3,537,900	1,661,509

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Pakistan (continued)
Hub Power Co. Ltd.	6,308,600	$ 2,363,212
Interloop Ltd.	1,773,600	399,921
Lucky Cement Ltd.	549,400	1,743,109
Mari Petroleum Co. Ltd.	913,480	1,346,669
MCB Bank Ltd.	2,146,600	1,870,240
Millat Tractors Ltd.	696,800	1,351,336
Oil & Gas Development Co. Ltd.	3,400,700	2,108,007
Pakistan Oilfields Ltd.	702,000	1,442,222
Pakistan Petroleum Ltd.	3,324,600	1,695,676
Pakistan State Oil Co. Ltd.	1,159,800	930,962
SUI Northern Gas Pipeline	1,970,200	536,825
Systems Ltd.	617,100	1,094,349
TRG Pakistan(1)	1,518,600	283,128
United Bank Ltd.	1,489,100	1,668,271
		$ 30,746,788
Philippines — 2.8%
Ayala Corp.	176,930	$ 2,093,022
Ayala Land, Inc.	4,817,000	2,702,201
Bank of the Philippine Islands	1,372,470	3,371,344
BDO Unibank, Inc.	1,708,840	4,472,345
International Container Terminal Services, Inc.	737,670	5,013,022
JG Summit Holdings, Inc.	1,941,500	810,625
Jollibee Foods Corp.	320,280	1,459,221
Manila Electric Co.	207,370	1,747,270
Metropolitan Bank & Trust Co.	1,302,830	1,698,162
PLDT, Inc.	56,130	1,379,446
SM Investments Corp.	158,630	2,557,846
SM Prime Holdings, Inc.	7,286,600	3,832,625
Universal Robina Corp.	623,260	1,045,419
		$ 32,182,548
Poland — 7.2%
Alior Bank SA	97,268	$ 2,125,477
Allegro.eu SA(1)(3)	680,983	5,992,328
Asseco Poland SA	60,625	1,359,969
Bank Millennium SA(1)	712,932	1,484,579
Bank Polska Kasa Opieki SA	190,292	6,657,601
Budimex SA	13,157	1,645,468
CCC SA(1)	46,467	2,052,591
CD Projekt SA	71,764	2,889,378
Cyfrowy Polsat SA(1)	239,740	758,167
Dino Polska SA(1)(3)	55,841	4,637,901
Enea SA(1)	230,009	640,192
Grupa Kety SA	10,840	1,847,613
KGHM Polska Miedz SA	150,187	5,621,149
Security	Shares	Value
Poland (continued)
KRUK SA	17,976	$ 1,925,917
LPP SA	1,411	5,135,079
mBank SA(1)	16,970	2,386,462
Orange Polska SA	782,595	1,524,259
ORLEN SA	588,976	7,690,301
PGE Polska Grupa Energetyczna SA(1)	968,503	1,674,348
Powszechna Kasa Oszczednosci Bank Polski SA	881,550	12,248,472
Powszechny Zaklad Ubezpieczen SA	565,578	5,608,950
Santander Bank Polska SA	38,253	4,289,620
Tauron Polska Energia SA(1)	1,175,266	1,086,813
XTB SA(3)	63,438	1,027,840
		$ 82,310,474
Romania — 0.2%
NEPI Rockcastle NV	251,158	$ 1,964,726
		$ 1,964,726
Saudi Arabia — 3.6%
Advanced Petrochemical Co.(1)	48,600	$ 470,319
Al Hammadi Holding	35,300	374,486
Al Rajhi Bank	39,800	929,951
Alamar Foods	28,300	580,321
Al-Dawaa Medical Services Co.	26,200	614,322
Alinma Bank	24,500	183,057
Almarai Co. JSC	17,800	260,644
Arabian Centres Co.(3)	174,800	956,783
Arabian Contracting Services Co.(1)	57,281	2,673,863
Arabian Internet & Communications Services Co.	7,100	480,993
Ataa Educational Co.	29,094	594,867
Bank AlBilad	12,250	119,837
Banque Saudi Fransi	11,800	97,713
Catrion Catering Holding Co.	30,900	976,773
City Cement Co.	194,300	906,542
Dallah Healthcare Co.	11,603	493,216
Dr. Sulaiman Al Habib Medical Services Group Co.	6,900	525,604
Etihad Etisalat Co.	149,200	2,054,268
Jarir Marketing Co.	121,000	425,438
Leejam Sports Co. JSC	23,388	1,181,615
Lumi Rental Co.(1)	36,800	749,167
Najran Cement Co.(1)	326,900	796,678
National Agriculture Development Co.(1)	150,219	1,058,467
National Co. for Learning & Education	17,800	1,038,590
National Medical Care Co.	24,400	1,238,307
Riyad Bank	28,500	194,804
SABIC Agri-Nutrients Co.	15,900	480,900
Sahara International Petrochemical Co.	144,300	1,009,020

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Saudi Arabia (continued)
Saudi Arabian Mining Co.(1)	57,900	$ 866,811
Saudi Arabian Oil Co.(3)	170,110	1,221,910
Saudi Awwal Bank	20,600	185,427
Saudi Basic Industries Corp.	58,600	1,133,620
Saudi Electricity Co.	49,600	216,106
Saudi Industrial Investment Group	93,300	442,005
Saudi National Bank	59,100	519,544
Saudi Telecom Co.	198,200	2,224,447
Saudia Dairy & Foodstuff Co.	21,461	2,048,951
Savola Group(1)	202,382	1,385,250
Theeb Rent A Car Co.	155,307	3,214,423
United Electronics Co.	135,831	3,639,833
United International Transportation Co.	139,643	3,198,700
		$ 41,763,572
Slovenia — 2.2%
Nova Ljubljanska Banka DD(3)	72,121	$ 9,911,731
Nova Ljubljanska Banka DD GDR(4)	564,287	15,093,046
		$ 25,004,777
South Africa — 5.7%
Absa Group Ltd.	377,942	$ 3,622,059
Adcock Ingram Holdings Ltd.	12,800	50,212
AECI Ltd.	24,200	132,516
Afrimat Ltd.	25,600	96,673
Aspen Pharmacare Holdings Ltd.	165,486	1,681,180
AVI Ltd.	132,584	831,394
Barloworld Ltd.	62,905	296,270
Bid Corp. Ltd.	149,532	3,525,540
Bidvest Group Ltd.	147,586	2,388,256
Capitec Bank Holdings Ltd.	5,000	903,254
Clicks Group Ltd.	103,185	2,208,025
Coronation Fund Managers Ltd.	48,000	109,216
DataTec Ltd.	46,200	105,668
Dis-Chem Pharmacies Ltd.(3)	160,692	330,212
Discovery Ltd.	239,012	2,450,938
Equites Property Fund Ltd.	184,800	147,518
Exxaro Resources Ltd.	90,764	855,913
FirstRand Ltd.	290,700	1,277,247
Fortress Real Estate Investments Ltd., Class B	514,982	549,662
Foschini Group Ltd.	126,404	1,104,147
Gold Fields Ltd.	50,600	834,448
Grindrod Ltd.	136,100	108,867
Growthpoint Properties Ltd.	1,347,353	1,000,292
Harmony Gold Mining Co. Ltd.	33,900	367,794
Hosken Consolidated Investments Ltd.	8,800	92,658
Security	Shares	Value
South Africa (continued)
Hyprop Investments Ltd.	130,454	$ 308,914
Impala Platinum Holdings Ltd.(1)	56,300	371,610
Investec Ltd.	102,967	804,204
JSE Ltd.	19,800	140,765
Life Healthcare Group Holdings Ltd.	459,232	416,466
Momentum Group Ltd.	493,767	805,433
Motus Holdings Ltd.	51,184	342,755
Mr. Price Group Ltd.	139,698	2,037,751
MTN Group Ltd.	798,880	3,967,674
MultiChoice Group(1)	92,710	584,857
Naspers Ltd., Class N	9,900	2,339,840
Nedbank Group Ltd.	205,383	3,481,128
Netcare Ltd.	440,605	370,614
Ninety One Ltd.	55,500	118,532
Oceana Group Ltd.	20,900	80,727
Old Mutual Ltd.	2,227,254	1,537,473
Omnia Holdings Ltd.	37,800	144,239
OUTsurance Group Ltd.	398,701	1,364,817
Pepkor Holdings Ltd.(3)	1,144,448	1,485,577
Pick n Pay Stores Ltd.(1)	205,466	296,446
Remgro Ltd.	223,567	1,947,673
Resilient REIT Ltd.	106,204	337,019
Reunert Ltd.	38,300	174,992
Sanlam Ltd.	862,145	4,295,802
Santam Ltd.	14,663	309,393
Sappi Ltd.	220,983	594,535
Sasol Ltd.	217,871	1,224,548
Shoprite Holdings Ltd.	233,308	4,029,322
SPAR Group Ltd.(1)	72,821	525,700
Standard Bank Group Ltd.	77,000	1,060,099
Super Group Ltd.	77,200	98,355
Telkom SA SOC Ltd.(1)	63,500	97,952
Thungela Resources Ltd.	48,480	349,659
Tiger Brands Ltd.	62,145	836,744
Truworths International Ltd.	138,093	879,324
Vukile Property Fund Ltd.	356,831	377,272
Wilson Bayly Holmes-Ovcon Ltd.	12,200	148,872
Woolworths Holdings Ltd.	485,024	1,798,337
		$ 65,155,379
Spain — 0.0%(2)
AmRest Holdings SE(1)	48,544	$ 253,374
		$ 253,374
Taiwan — 5.9%
Accton Technology Corp.	23,000	$ 386,485

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
Advantech Co. Ltd.	57,000	$ 558,604
Alchip Technologies Ltd.	4,000	247,773
ASE Technology Holding Co. Ltd.	154,000	726,233
Asustek Computer, Inc.	32,000	565,053
Cathay Financial Holding Co. Ltd.	442,000	933,479
Chailease Holding Co. Ltd.	70,776	331,429
China Steel Corp.	1,100,000	769,343
Chunghwa Telecom Co. Ltd.	175,000	664,289
Compal Electronics, Inc.	541,000	593,881
CTBC Financial Holding Co. Ltd.	749,000	830,322
Delta Electronics, Inc.	90,000	1,111,579
E Ink Holdings, Inc.	39,000	365,009
E.Sun Financial Holding Co. Ltd.	438,614	372,967
Evergreen Marine Corp. Taiwan Ltd.	122,000	773,005
First Financial Holding Co. Ltd.	776,400	653,772
Formosa Chemicals & Fibre Corp.	594,000	708,633
Formosa Plastics Corp.	406,000	595,399
Fubon Financial Holding Co. Ltd.	380,600	1,063,190
Gigabyte Technology Co. Ltd.	57,000	449,257
Hon Hai Precision Industry Co. Ltd.	583,000	3,736,869
Hotai Motor Co. Ltd.	38,000	764,752
Hua Nan Financial Holdings Co. Ltd.	414,540	326,884
KGI Financial Holding Co. Ltd.	739,000	380,788
Largan Precision Co. Ltd.	5,000	350,203
Lite-On Technology Corp.	248,000	777,429
MediaTek, Inc.	71,000	2,763,900
Mega Financial Holding Co. Ltd.	549,750	669,813
Nan Ya Plastics Corp.	502,000	646,790
Novatek Microelectronics Corp.	40,000	618,053
Pegatron Corp.	218,000	661,012
Quanta Computer, Inc.	126,000	1,144,249
Realtek Semiconductor Corp.	23,000	337,467
Shanghai Commercial & Savings Bank Ltd.	511,000	634,784
SinoPac Financial Holdings Co. Ltd.	498,400	353,803
Taishin Financial Holding Co. Ltd.	538,360	286,041
Taiwan Cooperative Financial Holding Co. Ltd.	491,490	384,282
Taiwan Mobile Co. Ltd.	85,000	299,579
Taiwan Semiconductor Manufacturing Co. Ltd.	1,136,000	35,624,371
TCC Group Holdings Co. Ltd.	311,000	308,953
Unimicron Technology Corp.	64,000	312,562
Uni-President Enterprises Corp.	221,000	618,888
United Microelectronics Corp.	520,000	750,228
Wistron Corp.	181,000	608,371
Wiwynn Corp.	10,000	568,524
Security	Shares	Value
Taiwan (continued)
Yageo Corp.	18,988	$ 322,956
Yuanta Financial Holding Co. Ltd.	481,120	482,547
		$ 67,433,800
United Arab Emirates — 7.4%
Abu Dhabi Commercial Bank PJSC	2,152,331	$ 5,231,718
Abu Dhabi Islamic Bank PJSC	990,227	3,394,179
Abu Dhabi National Oil Co. for Distribution PJSC	1,932,676	1,896,744
Agthia Group PJSC	2,220,832	4,593,052
Air Arabia PJSC	4,642,425	3,630,251
Al Ansari Financial Services PJSC	1,805,311	481,487
Al Waha Capital PJSC	6,168,401	2,476,458
Aldar Properties PJSC	4,332,652	8,980,741
Amanat Holdings PJSC	10,123,250	3,055,259
Americana Restaurants International PLC(5)	1,335,869	819,852
Americana Restaurants International PLC(5)	494,400	299,422
Deyaar Development PJSC	16,085,701	3,112,490
Dubai Electricity & Water Authority PJSC	1,988,024	1,346,910
Dubai Islamic Bank PJSC	1,955,614	3,323,121
Emaar Properties PJSC	5,225,625	12,355,147
Emirates NBD Bank PJSC	960,687	4,965,568
Emirates Telecommunications Group Co. PJSC	2,102,157	10,144,700
First Abu Dhabi Bank PJSC	2,746,705	9,815,817
Modon Holding PSC(1)	227,300	220,476
Multiply Group PJSC(1)	2,223,266	1,371,369
National Central Cooling Co. PJSC	689,840	609,095
Ras Al Khaimah Ceramics	3,875,806	2,635,963
Taaleem Holdings PJSC	29,300	33,158
		$ 84,792,977
United Kingdom — 0.1%
Anglogold Ashanti PLC	23,900	$ 666,789
Pepco Group NV(1)(4)	174,283	745,874
		$ 1,412,663
United States — 0.4%
Titan Cement International SA	136,364	$ 4,876,538
		$ 4,876,538
Vietnam — 6.7%
Airports Corp. of Vietnam JSC(1)	133,300	$ 622,207
Asia Commercial Bank JSC	1,247,750	1,338,550
Ba Ria - Vung Tau House Development JSC(1)	610,400	626,593
Bank for Investment & Development of Vietnam JSC(1)	309,300	582,831
Baominh Insurance Corp.	705,746	591,665
Binh Duong Water Environment Corp. JSC(1)	977,800	1,734,827

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
Binh Minh Plastics JSC	123,700	$ 657,670
BINH SON Refining & Petrochemical Co. Ltd.	1,825,800	1,531,130
Century Land JSC(1)	520,000	143,897
Century Synthetic Fiber Corp.(1)	14,170	14,337
Dat Xanh Real Estate Services JSC(1)	592,200	135,041
Digiworld Corp.	1,384,240	2,349,757
Dong Hai JSC of Bentre	208,600	293,329
Duc Giang Chemicals JSC	712,600	3,156,422
FPT Corp.	1,644,655	8,804,533
FPT Digital Retail JSC(1)	469,760	3,223,147
Gelex Group JSC(1)	724,100	582,018
Gemadept Corp.	745,200	1,918,153
Hoa Phat Group JSC(1)	2,581,400	2,738,466
IDICO Corp. JSC	259,300	574,406
Khang Dien House Trading & Investment JSC(1)	1,415,480	1,869,926
Kinh Bac City Development Holding Corp.(1)	1,654,700	1,714,804
Masan Group Corp.(1)	871,300	2,634,819
Military Commercial Joint Stock Bank	1,280,000	1,351,390
Mobile World Investment Corp.	2,041,600	5,353,740
Novaland Investment Group Corp.(1)	7,524	3,121
PC1 Group JSC(1)	524,900	554,640
PetroVietNam Ca Mau Fertilizer JSC	400,200	592,428
PetroVietnam Drilling & Well Services JSC(1)	1,788,000	1,811,829
Petrovietnam Fertilizer & Chemicals JSC	427,300	582,348
PetroVietnam Gas JSC	207,500	577,678
PetroVietnam Technical Services Corp.(1)	1,216,800	1,823,219
Petrovietnam Transportation Corp.	543,700	603,296
Pha Lai Thermal Power JSC	36,660	17,811
Phat Dat Real Estate Development Corp.(1)	3,865	3,201
Phu Nhuan Jewelry JSC	854,566	3,418,402
Phuoc Hoa Rubber JSC(1)	258,900	582,800
Quang Ngai Sugar JSC	316,000	611,250
Quang Ninh Thermal Power JSC	53,040	29,164
Refrigeration Electrical Engineering Corp.	750,723	2,029,148
Sai Gon VRG Investment Corp.	527,500	1,543,991
Saigon Beer Alcohol Beverage Corp.	264,300	576,504
Saigon Thuong Tin Commercial JSB(1)	932,100	1,295,658
Sao Ta Foods JSC	402,800	727,043
SSI Securities Corp.	2,496,620	2,615,273
Thien Long Group Corp.	281,400	617,961
Thu Dau Mot Water JSC	1,800	3,597
Vietjet Aviation JSC(1)	144,200	597,776
Vietnam Dairy Products JSC	128,800	336,657
Vietnam Engine & Agricultural Machinery Corp.	241,100	432,034
Vietnam Joint Stock Commercial Bank for Industry & Trade(1)	2,038,900	2,869,275
Security	Shares	Value
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank	1,614,800	$ 1,520,886
Viettel Construction Joint Stock Corp.	412,600	2,060,739
Vincom Retail JSC(1)	2,112,600	1,489,031
Vinh Hoan Corp.	209,500	588,457
Vinhomes JSC(1)(3)	1,042,500	1,707,825
VNDirect Securities Corp.	990,875	567,000
		$ 77,333,700
Total Common Stocks (identified cost $922,358,536)		$1,045,702,516

Loan Participation Notes — 0.7%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.7%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(4)(6)(7)	UZS	24,256,095	$ 1,907,694
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(4)(6)(7)	UZS	81,043,560	6,338,260
Total Loan Participation Notes (identified cost $8,837,959)			$ 8,245,954

Rights — 0.1%
Security	Shares	Value
Vietnam — 0.1%
Gemadept Corp., Exp. 11/26/24(1)	745,200	$ 356,682
SSI Securities Corp., Exp. 11/7/24(1)	1,364,100	62,593
Total Rights (identified cost $243,617)		$ 419,275

Sovereign Government Bonds — 0.6%
Security	Principal Amount (000's omitted)		Value
Greece — 0.0%(2)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	180,655	$ 510,919
			$ 510,919

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.6%
National Bank of Uzbekistan, 19.875%, 7/5/27(4)	UZS	80,750,000	$ 6,399,690
			$ 6,399,690
Total Sovereign Government Bonds (identified cost $7,025,303)			$ 6,910,609

Short-Term Investments — 5.9%
Affiliated Fund — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(8)	50,579,542	$ 50,579,542
Total Affiliated Fund (identified cost $50,579,542)		$ 50,579,542

U.S. Treasury Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24	$500	$ 499,612
0.00%, 11/21/24(9)	15,500	15,460,327
0.00%, 12/12/24	506	503,362
Total U.S. Treasury Obligations (identified cost $16,460,136)		$ 16,463,301
Total Short-Term Investments (identified cost $67,039,678)		$ 67,042,843

Total Purchased Options — 0.9% (identified cost $13,887,732)	$ 10,671,668
Total Investments — 99.5% (identified cost $1,019,392,825)	$1,138,992,865
Other Assets, Less Liabilities — 0.5%	$ 6,247,685
Net Assets — 100.0%	$1,145,240,550
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $35,200,966 or 3.1% of the Portfolio's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $30,883,665 or 2.7% of the Portfolio's net assets.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(7)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of October 31, 2024.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	35.2%	$403,599,773
Consumer Discretionary	9.9	113,059,113
Industrials	8.0	91,738,766
Information Technology	7.3	83,560,659
Materials	5.6	63,985,493
Communication Services	5.3	60,830,817
Real Estate	5.1	57,740,071
Energy	5.0	57,558,725
Consumer Staples	4.8	55,391,970
Utilities	4.3	48,960,746
Health Care	1.6	17,941,612
Government	0.6	6,910,609
Short-Term Investments	5.9	67,042,843
Total	98.6%	$1,128,321,197

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments — continued

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	$124,865
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	66,852
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	64,276
Total							$255,993
(1)	Amount is less than 0.05%.
Purchased Call Options (Exchange-Traded) — 0.9%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Hang Seng China Enterprises Index Futures 03/2025	6,610	HKD 2,400,788,355	HKD 8,200.00	3/21/25	$10,415,675
Total					$10,415,675
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,296,988	USD	1,437,460	12/18/24	$ (24,025)
EUR	7,600,000	USD	8,438,888	12/18/24	(156,536)
INR	2,080,000,000	USD	24,673,784	12/18/24	21,742
INR	2,080,000,000	USD	24,674,955	12/18/24	20,571
INR	2,492,000,000	USD	29,569,861	12/18/24	17,280
INR	1,508,000,000	USD	17,889,555	12/18/24	14,702
KRW	11,240,000,000	USD	8,404,304	12/18/24	(215,143)
KRW	20,034,000,000	USD	15,028,468	12/18/24	(432,237)
KRW	20,035,000,000	USD	15,036,388	12/18/24	(439,427)
KRW	27,247,000,000	USD	20,418,915	12/18/24	(567,486)
KRW	29,633,000,000	USD	22,168,774	12/18/24	(578,970)
KRW	58,811,000,000	USD	44,145,310	12/18/24	(1,297,203)
TWD	809,000,000	USD	25,428,257	12/18/24	16,953
TWD	377,000,000	USD	11,851,329	12/18/24	6,327
TWD	438,000,000	USD	13,788,327	12/18/24	(12,058)
TWD	854,145,000	USD	26,888,231	12/18/24	(23,090)
TWD	209,000,000	USD	6,601,390	12/18/24	(27,782)
TWD	294,000,000	USD	9,280,303	12/18/24	(33,218)
TWD	346,941,000	USD	10,955,985	12/18/24	(43,765)
TWD	293,000,000	USD	9,264,236	12/18/24	(48,604)
TWD	804,855,000	USD	25,372,939	12/18/24	(58,100)
TWD	439,136,560	USD	13,896,727	12/18/24	(84,709)
TWD	330,232,880	USD	10,478,926	12/18/24	(92,220)
TWD	517,069,200	USD	16,393,090	12/18/24	(129,883)

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	536,148,892	USD	17,215,545	12/18/24	$ (352,231)
USD	157,702,985	EUR	142,291,851	12/18/24	2,635,718
USD	25,144,279	EUR	22,687,117	12/18/24	420,241
USD	4,597,346	EUR	4,148,082	12/18/24	76,836
USD	3,966,576	EUR	3,578,952	12/18/24	66,294
USD	2,342,671	EUR	2,113,739	12/18/24	39,153
USD	2,338,927	EUR	2,110,361	12/18/24	39,091
USD	1,717,875	EUR	1,550,000	12/18/24	28,711
USD	9,663,924	KRW	12,868,000,000	12/18/24	288,647
USD	12,441,283	KRW	16,710,000,000	12/18/24	266,828
USD	10,571,609	KRW	14,213,000,000	12/18/24	216,401
USD	9,292,095	KRW	12,483,000,000	12/18/24	197,318
USD	9,289,036	KRW	12,484,000,000	12/18/24	193,531
USD	8,757,388	KRW	11,768,000,000	12/18/24	183,541
USD	5,857,541	KRW	7,874,000,000	12/18/24	120,758
USD	15,321,551	PHP	858,014,507	12/18/24	602,861
USD	14,092,900	PHP	787,633,861	12/18/24	581,545
USD	4,658,905	PHP	261,886,363	12/18/24	166,412
					$1,604,774
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	124,726,986	USD	7,065,764	Bank of America, N.A.	11/5/24	$ 8,347	$ —
ZAR	130,331,850	USD	7,385,035	JPMorgan Chase Bank, N.A.	11/5/24	6,965	—
USD	1,337,555	EUR	1,234,307	BNP Paribas	11/8/24	—	(5,292)
EGP	501,000,000	USD	10,000,000	Goldman Sachs International	1/6/25	—	(69,474)
USD	1,066,246	ARS	1,266,700,000	Bank of America, N.A.	3/3/25	—	(68,815)
EGP	1,560,000,000	USD	30,000,000	Citibank, N.A.	4/2/25	—	(348,782)
USD	1,316,852	ARS	1,613,144,000	Goldman Sachs International	4/3/25	—	(92,438)
USD	2,132,461	ARS	2,608,000,000	Goldman Sachs International	4/3/25	—	(145,964)
USD	2,132,461	ARS	2,608,000,000	Goldman Sachs International	4/3/25	—	(145,964)
EGP	496,000,000	USD	9,460,233	Standard Chartered Bank	4/7/25	—	(54,021)
USD	2,135,479	ARS	2,985,400,000	Goldman Sachs International	8/26/25	—	(208,509)
USD	2,120,353	ARS	2,985,456,000	Goldman Sachs International	8/26/25	—	(223,680)
						$15,312	$(1,362,939)

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	1,111	Long	11/28/24	$82,398,910	$(4,635,714)
SET50 Index	10,331	Long	12/27/24	57,384,580	1,524,687
					$(3,111,027)
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
Currency Abbreviations:
ARS	– Argentine Peso
EGP	– Egyptian Pound
EUR	– Euro
HKD	– Hong Kong Dollar
INR	– Indian Rupee
KRW	– South Korean Won
PHP	– Philippine Peso
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Statement of Assets and Liabilities

October 31, 2024
Assets
Unaffiliated investments, at value (identified cost $968,813,283)	$1,088,413,323
Affiliated investments, at value (identified cost $50,579,542)	50,579,542
Deposits for derivatives collateral:
Futures contracts	6,118,135
Centrally cleared derivatives	17,894,999
OTC derivatives	230,000
Foreign currency, at value (identified cost $11,358,124)	11,147,123
Interest and dividends receivable	3,444,050
Dividends receivable from affiliated investments	192,498
Receivable for investments sold	2,527,131
Securities lending income receivable	8,617
Receivable for open forward foreign currency exchange contracts	15,312
Tax reclaims receivable	5,334
Trustees' deferred compensation plan	16,010
Total assets	$1,180,592,074
Liabilities
Cash collateral due to brokers	$230,000
Payable for investments purchased	26,090,957
Payable for variation margin on open futures contracts	1,976,330
Payable for variation margin on open centrally cleared derivatives	45,758
Payable for open forward foreign currency exchange contracts	1,362,939
Due to custodian	456,139
Payable to affiliates:
Investment adviser fee	943,844
Trustees' fees	5,135
Trustees' deferred compensation plan	16,010
Accrued foreign capital gains taxes	3,481,004
Accrued expenses	743,408
Total liabilities	$35,351,524
Net Assets applicable to investors' interest in Portfolio	$1,145,240,550

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Statement of Operations

Year Ended
October 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $3,116,741)	$28,025,159
Dividend income from affiliated investments	1,370,215
Interest income (net of foreign taxes withheld of $251)	3,263,790
Securities lending income, net	9,286
Total investment income	$32,668,450
Expenses
Investment adviser fee	$8,072,681
Trustees’ fees and expenses	51,369
Custodian fee	996,944
Legal and accounting services	140,774
Miscellaneous	70,960
Total expenses	$9,332,728
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$38,818
Total expense reductions	$38,818
Net expenses	$9,293,910
Net investment income	$23,374,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,187)	$8,411,432
Written options	(2,267,365)
Futures contracts	4,386,715
Swap contracts	1,049,130
Foreign currency transactions	(991,315)
Forward foreign currency exchange contracts	(1,763,539)
Net realized gain	$8,825,058
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $3,430,106)	$87,529,504
Futures contracts	(2,381,256)
Swap contracts	2,227,335
Foreign currency	(352,873)
Forward foreign currency exchange contracts	(975,842)
Net change in unrealized appreciation (depreciation)	$86,046,868
Net realized and unrealized gain	$94,871,926
Net increase in net assets from operations	$118,246,466

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$23,374,540	$5,896,052
Net realized gain (loss)	8,825,058	(7,880,442)
Net change in unrealized appreciation (depreciation)	86,046,868	22,518,767
Net increase in net assets from operations	$118,246,466	$20,534,377
Capital transactions:
Contributions	$688,948,624	$190,449,338
Withdrawals	(38,364,598)	(18,206,673)
Net increase in net assets from capital transactions	$650,584,026	$172,242,665
Net increase in net assets	$768,830,492	$192,777,042
Net Assets
At beginning of year	$376,410,058	$183,633,016
At end of year	$1,145,240,550	$376,410,058

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Financial Highlights

	Year Ended October 31,
	2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	1.12%	1.20%	1.26%	1.24%	1.28%
Net expenses	1.12%(2)	1.15%(2)	1.26%(2)	1.24%	1.28%
Net investment income	2.82%	2.30%	2.17%	1.04%	0.84%
Portfolio Turnover	65%	69%	67%	70%	44%
Total Return	24.31%	16.11%	(16.87)%	35.70%	(2.84)%
Net assets, end of year (000’s omitted)	$1,145,241	$376,410	$183,633	$190,503	$145,694
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2024, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives.U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

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Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the

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Notes to Financial Statements — continued

daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the year ended October 31, 2024, the Portfolio’s investment adviser fee amounted to $8,072,681 or 0.98% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2024, the investment adviser fee paid was reduced by $38,818 relating to the Portfolio’s investment in the Liquidity Fund.
During the year ended October 31, 2024, BMR reimbursed the Portfolio $23,837 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

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Notes to Financial Statements — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,132,285,745 and $501,515,027, respectively, for the year ended October 31, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,017,401,784
Gross unrealized appreciation	$132,138,131
Gross unrealized depreciation	(24,329,745)
Net unrealized appreciation	$107,808,386
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2024 is included in the Portfolio of Investments. At October 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the year ended October 31, 2024, the Portfolio entered into equity index futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $1,362,939. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $907,072 at October 31, 2024.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The

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Notes to Financial Statements — continued

portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$10,415,675	$255,993	$10,671,668
Not applicable	1,524,687*	6,221,461*	7,746,148
Receivable for open forward foreign currency exchange contracts	—	15,312	15,312
Total Asset Derivatives	$11,940,362	$6,492,766	$18,433,128
Derivatives not subject to master netting or similar agreements	$11,940,362	$6,221,461	$18,161,823
Total Asset Derivatives subject to master netting or similar agreements	$ —	$271,305	$271,305
Not applicable	$(4,635,714)*	$(4,616,687)*	$(9,252,401)
Payable for open forward foreign currency exchange contracts	—	(1,362,939)	(1,362,939)
Total Liability Derivatives	$(4,635,714)	$(5,979,626)	$(10,615,340)
Derivatives not subject to master netting or similar agreements	$(4,635,714)	$(4,616,687)	$(9,252,401)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(1,362,939)	$(1,362,939)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$8,347	$(8,347)	$ —	$ —	$ —
JPMorgan Chase Bank, N.A.	262,958	—	—	(230,000)	32,958
	$271,305	$(8,347)	$—	$(230,000)	$32,958

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October 31, 2024
Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(68,815)	$8,347	$16,956	$ —	$(43,512)
BNP Paribas	(5,292)	—	—	—	(5,292)
Citibank, N.A.	(348,782)	—	122,087	—	(226,695)
Goldman Sachs International	(886,029)	—	768,029	—	(118,000)
Standard Chartered Bank	(54,021)	—	—	—	(54,021)
	$(1,362,939)	$8,347	$907,072	$ —	$(447,520)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2024 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Investment transactions	$3,159,415(1)	$ —	$3,159,415
Written options	(2,267,365)	—	(2,267,365)
Futures contracts	4,386,715	—	4,386,715
Swap contracts	1,049,130	—	1,049,130
Forward foreign currency exchange contracts	—	(1,763,539)	(1,763,539)
Total	$6,327,895	$(1,763,539)	$4,564,356
Change in unrealized appreciation (depreciation):
Investments	$(3,086,497)(1)	$(129,567)(1)	$(3,216,064)
Futures contracts	(2,381,256)	—	(2,381,256)
Swap contracts	2,227,335	—	2,227,335
Forward foreign currency exchange contracts	—	(975,842)	(975,842)
Total	$(3,240,418)	$(1,105,409)	$(4,345,827)
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$59,825,000	$406,145,000	$33,948,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

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October 31, 2024
Notes to Financial Statements — continued

The average numbers of purchased and written equity index options contracts outstanding during the year ended October 31, 2024, which are indicative of the volume of these derivative types, were 890 and 382 contracts, respectively. The average principal amount of purchased currency options contracts outstanding during the year ended October 31, 2024, which is indicative of the volume of this derivative type, was approximately $35,615,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2024.
7  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
The Portfolio did not have any securities on loan at October 31, 2024.
8  Affiliated Investments
At October 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $50,579,542, which represents 4.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$28,891,215	$805,676,985	$(783,988,658)	$ —	$ —	$50,579,542	$1,370,215	50,579,542
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

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October 31, 2024
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Africa	$ 17,541,761	$ 68,917,024	$ —	$ 86,458,785
Asia	4,141,516	418,181,227	—	422,322,743
Developed Europe	1,325,685	7,002,558	—	8,328,243
Emerging Europe	32,280,020	304,376,802	—	336,656,822
Latin America	60,502,836	—	—	60,502,836
Middle East	—	126,556,549	—	126,556,549
North America	—	4,876,538	—	4,876,538
Total Common Stocks	$115,791,818	$929,910,698*	$ —	$1,045,702,516
Loan Participation Notes	$ —	$ —	$8,245,954	$ 8,245,954
Rights	—	419,275	—	419,275
Sovereign Government Bonds	—	6,910,609	—	6,910,609
Short-Term Investments:
Affiliated Fund	50,579,542	—	—	50,579,542
U.S. Treasury Obligations	—	16,463,301	—	16,463,301
Purchased Currency Options	—	255,993	—	255,993
Purchased Call Options	10,415,675	—	—	10,415,675
Total Investments	$176,787,035	$ 953,959,876	$8,245,954	$1,138,992,865
Forward Foreign Currency Exchange Contracts	$ —	$ 6,236,773	$ —	$ 6,236,773
Futures Contracts	1,524,687	—	—	1,524,687
Total	$178,311,722	$ 960,196,649	$8,245,954	$1,146,754,325
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (5,979,626)	$ —	$ (5,979,626)
Futures Contracts	—	(4,635,714)	—	(4,635,714)
Total	$ —	$ (10,615,340)	$ —	$ (10,615,340)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Notes to Financial Statements — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2023	$10,052,327
Realized gains (losses)	(204,651)
Change in net unrealized appreciation (depreciation)	135,728
Cost of purchases	—
Proceeds from sales, including return of capital	(1,922,828)
Accrued discount (premium)	185,378
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of October 31, 2024	$8,245,954
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2024	$6,460
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2024:
Type of Investment	Fair Value as of October 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$8,245,954	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.10% - 6.10%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.87% based on relative principal amounts.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.

Global Macro Capital Opportunities Portfolio
October 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Capital

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. In this regard, the Board considered each Adviser’s responsibilities with respect to oversight of the Sub-adviser. In particular, the Board considered the abilities and experience of each Adviser’s and the Sub-adviser’s investment professionals in investing in equity securities traded in developed, emerging, frontier, and off-index markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary, secondary and custom benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EACOX-NCSR    10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: December 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: December 23, 2024